UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-3690

FIRST INVESTORS TAX EXEMPT FUNDS

(Exact name of registrant as specified in charter)

40 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

First Investors Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31

DATE OF REPORTING PERIOD: MARCH 31, 2015

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
TAX EXEMPT INCOME FUND
March 31, 2015

Principal
Amount		Security		Value
		MUNICIPAL BONDS-100.1%
		Alabama-.8%
$5,000	M	Mobile Public Edl. Bldg. Auth. Rev. 5% 3/1/2033		$ 5,456,900
		Alaska-.6%
3,200	M	Alaska State Housing Fin. Corp. St. Cap. Proj. 5% 12/1/2027		3,708,832
		Arizona-2.9%
5,000	M	Arizona Health Facs. Auth. Rev. 6% 1/1/2027		5,626,900
7,015	M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2018 (a)		7,916,007
5,000	M	Salt River Proj. Agric. Impt. & Pwr. Dist. Elec. Sys. Rev.
		5% 1/1/2033		5,475,300
				19,018,207
		Arkansas-.9%
5,000	M	Pulaski County Children's Hosp. Rev. 5.5% 3/1/2039		5,671,900
		California-4.3%
5,000	M	California Health Facs. Fing. Auth. Rev. 5.125% 7/1/2031		5,662,850
		California State General Obligation:
5,000	M	5.25% 9/1/2030		6,004,100
5,000	M	5% 11/1/2030		5,888,250
5,000	M	California Statewide Cmntys. Dev. Auth. Rev. 5.125% 7/1/2024		5,602,550
5,000	M	Los Angeles Community College Dist. GO 5% 8/1/2018 (a)		5,668,350
				28,826,100
		Colorado-.9%
5,000	M	Colorado Health Facs. Auth. Rev. 5.5% 7/1/2034		5,737,000
		District of Columbia-1.8%
5,000	M	District of Columbia GO 6% 6/1/2021		6,266,650
5,000	M	District of Columbia Rev. 5.5% 8/15/2017 (a)		5,552,700
				11,819,350
		Florida-10.7%
5,000	M	Broward County Airport Sys. Rev. 5.375% 10/1/2029		5,789,250
5,000	M	Duval County School Board COP 5.25% 7/1/2035		5,560,600
2,010	M	Florida Housing Fin. Corp. Rev. 5% 1/1/2026		2,122,037
5,500	M	Florida State Board of Education GO 5.5% 6/1/2038		6,266,315
5,000	M	Florida State Mun. Pwr. Agy. Elec. Rev. 5.5% 10/1/2028		5,773,700
5,000	M	Manatee County School Board COP 5.625% 7/1/2031		5,784,300
5,000	M	Miami-Dade County Prof. Sports Franchise Fac. Tax. Rev.
		5.375% 10/1/2028		5,677,500
5,000	M	Miami-Dade County Pub. Facs. 5.5% 6/1/2029		5,743,650
5,000	M	Miami-Dade County School Board COP 5.375% 2/1/2034		5,532,600
5,000	M	Miami-Dade County Spl. Oblig. 5% 4/1/2029		5,507,850
5,000	M	Miami-Dade County Water & Sewer Rev. 5.125% 10/1/2025		5,610,000
5,000	M	Orange County School Board COP 5.5% 8/1/2034		5,644,950
5,000	M	Port St. Lucie Utility Rev. 5% 9/1/2029		5,564,750
				70,577,502
		Georgia-6.1%
5,000	M	Atlanta Airport Revenue 5.25% 1/1/2030		5,828,100
		Atlanta Water & Wastewater Revenue:
9,040	M	5.5% 11/1/2019		10,711,858
5,000	M	5.25% 11/1/2034		5,694,450
5,000	M	5%11/1/2035		5,817,150
6,175	M	Georgia State Environmental Loan Acquisition Corp.
		5.125% 3/15/2031		6,784,596
5,000	M	JPMorgan Chase Putters 8.051% 1/1/2016 (b)		5,838,600
				40,674,754
		Illinois-10.2%
		Chicago Board of Education Lease Certificates:
5,000	M	6% 1/1/2016		5,191,250
25,000	M	6% 1/1/2020		27,714,000
5,000	M	Chicago O'Hare Intl. Airport Rev. 6.5% 1/1/2041		6,106,700
		Illinois Finance Auth. Revenue:
5,000	M	Alexian Brothers Health 5.25% 1/1/2022		5,541,850
5,000	M	Children's Mem. Hosp. 5.25% 8/15/2033		5,462,200
7,000	M	Northwestern Mem. Hosp. 5.75% 8/15/2030		8,160,600
4,000	M	Regional Transportation Auth. 7.75% 6/1/2019		4,566,160
5,000	M	Springfield Electric Rev. 5% 3/1/2027		5,177,850
				67,920,610
		Indiana-3.0%
7,540	M	Greater Clark County Sch. Bldg. First Mtg. Rev. 5.25% 1/15/2018 (a)		8,456,336
1,870	M	Indiana State Hsg. & Cmnty. Dev. Auth. Mtg. Rev.
		6.125% 7/1/2029		1,953,234
8,330	M	Indianapolis Gas Util. Rev. 5.25% 8/15/2025		9,239,469
				19,649,039
		Kentucky-1.3%
5,000	M	Kentucky Eco. Dev. Fin. Auth. Rev. 5.75% 12/1/2028		5,373,900
3,000	M	Kentucky St. Turnpike Auth. Eco. Dev. Road Rev. 5% 7/1/2029		3,521,670
				8,895,570
		Louisiana-1.1%
10,250	M	Regional Trans. Auth. Zero Coupon 12/1/2021		7,488,240
		Maine-.4%
2,355	M	Maine Edl. Ln. Auth. Student Ln. Rev. 5.875% 12/1/2039		2,619,207
		Massachusetts-2.3%
2,915	M	Massachusetts Edl. Fin. Auth. Loan Rev. 5.25% 1/1/2028		3,173,561
5,000	M	Massachusetts St. Health & Edl. Facs. Auth Rev. 5% 7/1/2034		5,681,350
5,185	M	Massachusetts St. Wtr. Res. Auth. ROLS 8.16% 2/1/2016 (b)		6,103,989
				14,958,900
		Michigan-5.2%
5,000	M	Detroit Swr. Disp. Rev. 7.5% 7/1/2033		6,039,950
5,000	M	Detroit Water Supply Sys. Rev. 6.25% 7/1/2036		5,521,650
10,000	M	Michigan State Grant Antic. Bds. 5.25% 9/15/2025		11,029,500
5,000	M	Michigan State Hosp. Fin. Auth. 6.25% 12/1/2018 (a)		5,934,350
4,500	M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022		5,944,365
				34,469,815
		Missouri-.9%
5,000	M	Missouri State Health & Educ. Facs. Auth. Rev. 5.5% 11/15/2028		5,713,900
		Montana-.3%
2,040	M	Montana State Brd. Hsg. Single Family Prog. 5.45% 12/1/2033		2,157,524
		Nevada-.9%
5,000	M	Clark Cnty. Passenger Facs. Chrg. McCarran Arpt. Rev. 5% 7/1/2030		5,654,500
		New Jersey-2.5%
5,000	M	New Jersey State Higher Educ. Assist. Student Ln. Rev.
		5.625% 6/1/2030		5,592,400
		New Jersey State Turnpike Auth. Revenue:
5,000	M	5% 1/1/2030		5,717,050
5,000	M	5% 1/1/2043		5,574,550
				16,884,000
		New Mexico-.8%
5,000	M	Grant County Dept. of Health 5.25% 7/1/2031
				5,551,300
		New York-12.7%
22,000	M	New York City Municipal Water Fin. Auth. Rev. 6% 6/15/2021		27,795,680
7,500	M	New York City Trans. Fin. Auth. Rev. Future Tax 5% 11/1/2038		8,589,825
		New York State Dorm. Auth. Revenue:
3,950	M	Cornell University 5% 7/1/2040		4,548,346
10,000	M	New York University 5.75% 7/1/2027		12,651,800
		Personal Income Tax Revenue:
5,000	M	5% 3/15/2035		5,784,800
5,000	M	5% 2/15/2037		5,769,300
5,000	M	State University 5.875% 5/15/2017		5,408,200
4,330	M	New York State Thruway Auth. Rev. 5% 4/1/2021		4,432,794
7,780	M	Port Authority of New York & New Jersey Drivers 7.952% 8/15/2015 (b)		9,331,332
				84,312,077
		North Carolina-.8%
5,000	M	Charlotte-Mecklenburg Hospital Auth. Health Care Rev.
		5.25% 1/15/2034		5,593,300
		Ohio-3.1%
5,000	M	American Mun. Pwr. Rev. 5.25% 2/15/2019 (a)		5,774,150
4,505	M	Jefferson County GO 5.75% 12/1/2019		5,023,300
5,000	M	Ohio State Hospital Facility Health Rev. 5.5% 1/1/2034		5,683,400
		Ohio State Housing Fin. Agy. Residential Mtg. Revenue:
1,335	M	6.125% 9/1/2028		1,397,411
2,645	M	5.85% 9/1/2033		2,818,856
				20,697,117
		Pennsylvania-4.4%
5,000	M	Allegheny County Port Authority Special Rev. 5% 3/1/2025		5,741,800
5,905	M	Cumberland Valley Sch. Dist. 5% 11/15/2034 (c)		6,700,167
5,000	M	Pennsylvania State Turnpike Commission 5% 12/1/2043		5,692,500
5,000	M	Philadelphia GO 7.125% 7/15/2016 (a)		5,437,300
5,000	M	Philadelphia Water & Wastewater Rev. 5% 11/1/2028		5,809,100
				29,380,867
		Puerto Rico-.8%
5,000	M	Puerto Rico Commonwealth GO 5.25% 7/1/2024		5,239,400
		Rhode Island-1.2%
7,000	M	Convention Center Auth. Rev. 5.25% 5/15/2025		7,918,820
		South Carolina-.9%
5,000	M	Piedmont Municipal Power Agency Electric Rev. 5.75% 1/1/2034		5,968,200
		South Dakota-.5%
2,750	M	South Dakota Hlth. & Edl. Fac. Auth. 5% 8/1/2035		3,195,638
		Texas-9.4%
5,000	M	Dallas County Util. & Reclamation District GO 5.375% 2/15/2029		5,332,450
		Hitchcock Independent School District General Obligation:
615	M	5.25% 2/15/2030		683,652
4,385	M	5.25% 2/15/2018 (a)		4,928,959
		Houston Utilities Systems Revenue:
5,000	M	Util. Sys. Rev. 5.125% 11/15/2032		5,694,750
5,000	M	Wtr. And Swr. Rev. 5% 11/15/2027		5,518,800
6,035	M	Houston Water Conv. Sys. COP 6.25% 12/15/2015		6,214,541
5,000	M	JP Morgan Chase Putters 7.954% 2/1/2030 (b)		6,336,601
5,000	M	Medina Valley Indpt. School District GO ROLS 8.16% 8/15/2015 (b)		5,744,900
10,000	M	North Texas Tollway Auth. Rev. 5.125% 1/1/2028		10,899,200
5,000	M	San Antonio Airport Sys. Rev. 5.25% 7/1/2035		5,688,250
5,000	M	Waco Independent School District GO 5.25% 8/15/2030		5,490,300
				62,532,403
		Utah-.1%
235	M	Provo Electric System Rev. 10.375% 9/15/2015		245,855
		Washington-3.1%
		Washington State Health Care Facs. Auth. Revenue:
5,000	M	Catholic Health Initiatives 6.375% 10/1/2033		5,813,200
7,000	M	Providence Health 5.25% 10/1/2033		7,838,740
5,500	M	Washington State ROLS 8.16% 7/1/2016 (b)		6,726,940
				20,378,880
		West Virginia-.8%
4,500	M	West Virginia State Hospital Fin. Auth. Hosp. Rev. 5.375% 6/1/2028		5,003,865
		Wisconsin-4.4%
12,000	M	Superior Wisconsin Ltd. Oblig. Rev. 6.9% 8/1/2021		15,465,360
6,905	M	Wisconsin State General Rev. 5.75% 5/1/2033		8,035,280
5,000	M	Wisconsin State Hlth & Edl. Facs. Auth. Rev. 5% 11/15/2041		5,609,150
				29,109,790
Total Value of Municipal Investments (cost $583,940,234)			100.1%	663,029,362
Excess of Liabilities Over Other Assets			(.1)	(440,053)
Net Assets			100.0%	$ 662,589,309

At March 31, 2015, the cost of municipal investments for federal income tax purposes was
$583,940,234. Accumulated net unrealized appreciation on investment was $79,089,128, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
TAX EXEMPT OPPORTUNITIES FUND
March 31, 2015

Principal
Amount		Security		Value
		MUNICIPAL BONDS-97.6%
		Alabama-1.1%
$2,500	M	Birmingham Spl. Care Facs. Fing. Auth. Rev. 6% 6/1/2039		$ 2,925,100
		Alaska-1.3%
3,000	M	Matanuska-Susitna Boro Lease Rev. 6% 9/1/2028		3,586,620
		Arizona-3.4%
1,250	M	Arizona Brd. Regents University Sys. Rev. 6% 7/1/2027		1,451,750
5,000	M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2018 (a)		5,642,200
2,000	M	Rio Nuevo Multipurpose Facs. Rev. 6.625% 7/15/2025		2,333,100
				9,427,050
		California-3.0%
1,100	M	Alhambra Unified Sch. District GO 5.25% 8/1/2028		1,268,289
5,000	M	California State GO 5% 4/1/2037		5,733,350
990	M	University of California Rev. 5% 5/15/2040		1,155,122
				8,156,761
		Colorado-2.5%
5,000	M	Colorado Health Facs. Auth. Rev. 5.25% 2/1/2031		5,650,550
1,000	M	Commerce City Sales & Use Tax Rev. 5% 8/1/2036 (c)		1,154,420
				6,804,970
		Connecticut-1.1%
1,565	M	New Britain GO 5% 3/1/2028		1,813,068
1,000	M	South Cent. Regl. Wtr. Sys. Auth. Rev. 5.25% 8/1/2030		1,103,030
				2,916,098
		District of Columbia-1.3%
3,000	M	Metropolitan Washington, D.C. Airport Auth. Sys. Rev. 5% 10/1/2029		3,436,260
		Florida-8.5%
5,000	M	Broward County Airport Sys. Rev. 5.25% 10/1/2030		5,757,550
		Broward County Sch. Brd. Certificates of Participation:
1,000	M	5.125% 7/1/2026		1,124,930
1,000	M	5.25% 7/1/2027		1,124,780
5,000	M	Florida State Municipal Power Agy. Rev. 5% 10/1/2028		5,581,400
3,535	M	Fort Pierce Capital Impt. Rev. 5.875% 9/1/2028		4,046,868
5,000	M	Orlando & Orange County Expwy. Auth. Rev. 5% 7/1/2028		5,758,750
				23,394,278
		Georgia-8.2%
5,000	M	Atlanta Airport Rev. 5.25% 1/1/2030		5,819,300
		Atlanta Water & Wastewater Revenue:
3,400	M	6.25% 11/1/2034		4,153,440
2,000	M	5% 11/1/2035		2,326,860
2,500	M	Bibb County Dev. Auth. Rev. 5.75% 7/1/2040		2,967,475
1,500	M	Cobb County Dev. Auth. Rev. 5.75% 7/15/2039		1,695,555
1,000	M	Georgia Municipal Association, Inc. COP 5.125% 12/1/2021		1,001,940
2,050	M	Georgia St. Environmental Loan Acquisition Corp. 5.125% 3/15/2031		2,252,376
2,000	M	Medical Ctr. Hospital Auth. Rev. 6.5% 8/1/2038		2,292,240
				22,509,186
		Hawaii-1.1%
2,500	M	Hawaii State Harbor Sys. Rev. 5.25% 7/1/2030		2,862,025
		Idaho-.8%
2,000	M	Idaho Health Facs. Auth. Rev. 5% 12/1/2033		2,268,560
		Illinois-6.6%
		Chicago O'Hare Intl. Airport Revenue:
5,000	M	5% 1/1/2027		5,522,400
5,000	M	6.5% 1/1/2041		6,106,700
2,500	M	Illinois State Fin. Auth. Rev. 5% 12/1/2030		2,855,125
2,000	M	Illinois State GO 5.5% 7/10/2027		2,278,220
1,000	M	Illinois State Sales Tax Rev. 6% 6/15/2026		1,325,720
				18,088,165
		Indiana-1.0%
		Tri-Creek Middle School Bldg. Corp. Revenue:
1,500	M	5.25% 7/15/2028		1,687,005
1,000	M	5.25% 7/15/2029		1,124,670
				2,811,675
		Louisiana-3.3%
1,500	M	Louisiana State Citizens Ppty. Rev. 6.125% 6/1/2025		1,725,060
3,000	M	Louisiana State GO 5% 9/1/2028		3,505,680
1,000	M	New Orleans Aviation Brd. Rev. 6% 1/1/2023		1,160,290
2,310	M	New Orleans Sewer Svc. Rev. 6.25% 6/1/2019 (a)		2,789,487
				9,180,517
		Massachusetts-2.1%
5,000	M	Massachusetts State GO 5% 8/1/2035		5,788,700
		Michigan-5.6%
5,000	M	Holland Elec. Rev. 5% 7/1/2039		5,610,650
5,000	M	Lansing Brd. Wtr. & Lt. Utility Sys. Rev. 5.5% 7/1/2041		5,956,850
1,000	M	Michigan State Bldg. Auth. Rev. 5% 10/15/2029		1,162,380
2,500	M	Wayne Cnty. Arpt. Auth. Rev. 5% 12/1/2042		2,741,325
				15,471,205
		Mississippi-3.3%
		Mississippi Dev. Bk. Spl. Obligation:
		Jackson Cnty. Ltd. Tax Revenue:
2,660	M	5.375% 7/1/2029		3,014,684
2,000	M	5.625% 7/1/2039		2,295,260
1,000	M	Jackson Wtr. & Swr. Sys. Proj. 6.75% 12/1/2030		1,321,950
		Mississippi State University Educational Bldg. Corp. Revenue:
1,000	M	5% 11/1/2034 (c)		1,168,320
1,165	M	5% 11/1/2035 (c)		1,357,668
				9,157,882
		Missouri-2.9%
1,000	M	Bi-State Dev. Agy. 5% 10/1/2028		1,119,940
		Kansas City Special Obligation Revenue:
4,000	M	5% 9/1/2034		4,492,760
1,000	M	5% 9/1/2037		1,123,190
1,000	M	St. Louis Mun. Fin. Corp. Lease Rev. 5.625% 1/15/2017 (a)		1,089,780
				7,825,670
		Nebraska-2.0%
5,000	M	Nebraska Pub. Pwr. District Rev. 5% 1/1/2040		5,603,450
		New Jersey-1.7%
4,000	M	New Jersey State Trans. Trust Fund Auth. Trans. Sys. Rev.
		5.5% 12/15/2038		4,580,080
		New York-10.9%
4,050	M	Nassau County GO 5% 4/1/2031		4,501,170
		New York City Trans. Fin. Auth. Revenue:
5,000	M	5% 7/15/2037		5,715,200
7,000	M	5% 11/1/2038		8,017,170
		New York State Dorm. Auth. Revenue:
5,000	M	Columbia University 5% 10/1/2041		5,755,900
5,000	M	State Personal Income Tax Rev. 5% 3/15/2034		5,795,200
				29,784,640
		North Carolina-1.2%
3,000	M	North Carolina Tpk. Auth. Rev. 5.75% 1/1/2039		3,387,000
		Ohio-3.8%
2,000	M	American Mun. Pwr. Rev. 5% 2/15/2019 (a)		2,290,780
1,000	M	Hamilton Cnty. Sales Tax 5% 12/1/2032		1,065,760
1,135	M	Ohio State Bldg. Auth. State Facs. Rev. 5.25% 4/1/2031		1,285,592
5,000	M	University of Cincinnati 5% 6/1/2028		5,838,800
				10,480,932
		Pennsylvania-7.2%
5,000	M	Allegheny County Port. Auth. Spl. Rev. 5.25% 3/1/2024		5,877,550
2,380	M	Beaver County GO 5.55% 11/15/2031		2,633,732
		Montour School District General Obligation:
2,000	M	5% 4/1/2037 (c)		2,282,480
1,000	M	5% 4/1/2038 (c)		1,140,290
1,500	M	Pennsylvania State Higher Edl. Facs. Auth. Rev. 5.25% 8/15/2025		1,778,805
2,500	M	Pennsylvania State Turnpike Rev. 5% 12/1/2039		2,842,550
2,910	M	West Mifflin Area School Dist. GO 5.375% 4/1/2027		3,276,136
				19,831,543
		Rhode Island-1.9%
		Rhode Island Hlth. & Edl. Bldg. Corporation:
3,250	M	Public Schools Financing Program 5.25% 5/15/2029		3,557,873
1,415	M	University of Rhode Island 5.25% 9/15/2029		1,605,558
				5,163,431
		South Dakota-.6%
1,500	M	South Dakota State Hlth. & Edl. Fac. Auth. Rev. 5.125% 8/1/2018 (a)		1,700,820
		Texas-8.6%
5,000	M	Dallas-Fort Worth Intl. Arpt. Rev. 5.25% 11/1/2030		5,895,350
5,000	M	Harris County Hlth. Facs. Thermal Util. Rev. 5% 11/15/2032		5,563,450
5,000	M	Houston Utility System Rev. 5.25% 11/15/2031		5,929,800
2,250	M	Little Elm Indep. Sch. Dist. GO 5% 8/15/2037		2,570,827
2,000	M	North Texas Tollway Auth. Rev. 5% 9/1/2031		2,328,300
1,250	M	Parker County GO 5% 2/15/2029		1,405,812
				23,693,539
		Utah-.6%
1,300	M	Utah Infrastructure Agy. Tele. & Franchise Tax Rev. 5.5% 10/15/2030		1,535,716
		Washington-2.0%
5,000	M	Washington State Health Care Facs. Auth. Rev. 5.25% 10/1/2033		5,599,100
Total Value of Municipal Bonds (cost $239,016,622)			97.6%	267,970,973
Other Assets, Less Liabilities			2.4%	6,666,346
Net Assets			100.0%	$ 274,637,319

At March 31, 2015, the cost of municipal investments for federal income tax purposes was
$239,016,622. Accumulated net unrealized appreciation on investment was $28,954,351, consisting of $28,983,097 gross unrealized appreciation and $28,746 gross unrealized depreciation.

Portfolio of Investments (unaudited)
CALIFORNIA TAX EXEMPT FUND
March 31, 2015

Principal
Amount		Security		Value
		MUNICIPAL BONDS-100.3%
		Airport-7.0%
$1,000	M	Los Angeles Dept. of Airports Rev. 5.25% 5/15/2033		$ 1,163,580
1,000	M	Sacramento County Airport Sys. Rev. 5.5% 7/1/2034		1,123,520
1,000	M	San Francisco City & County Airport Rev. 5.25% 5/1/2025		1,128,860
				3,415,960
		Appropriation-2.3%
1,000	M	Golden State Tobacco Settlement 5% 6/1/2045 (c)		1,136,510
		Education-10.6%
500	M	California Educ. Facs. Auth. Rev. (Harvey Mudd College) 5.25% 12/1/2031		577,625
		California State Public Works Lease Revenue:
1,000	M	5% 9/1/2030		1,157,430
1,000	M	5% 9/1/2033		1,147,120
1,000	M	California State University Rev. 5% 11/1/2037		1,147,140
1,000	M	University of California 5% 5/15/2040		1,166,790
				5,196,105
		Electric-6.0%
500	M	Anaheim Public Fing. Auth. Rev. 5% 10/1/2031		576,315
1,000	M	Imperial Irrigation District Elec. Rev. 6.25% 11/1/2031		1,221,060
1,000	M	Tuolumne Wind Proj. Auth. 5.625% 1/1/2029		1,156,980
				2,954,355
		General Obligation-19.4%
1,000	M	Alhambra Unified School District 5.25% 8/1/2028		1,152,990
1,000	M	Centinela Valley Union School District 5% 8/1/2031		1,128,690
1,000	M	Chico Unified School District 5% 8/1/2026		1,126,120
1,000	M	College of the Sequoias 5.25% 8/1/2029		1,147,560
1,000	M	Corona-Norco Unified School District 5.125% 8/1/2029		1,129,000
650	M	Jefferson Unified High Sch. District 6.25% 2/1/2016		681,570
1,000	M	Lake Tahoe Unified School District 5.375% 8/1/2029		1,154,310
750	M	Natomas Unified School District 5.95% 9/1/2021		836,557
1,000	M	West Contra Costa Unified School District 5.25% 8/1/2032		1,194,320
				9,551,117
		Health Care-7.0%
		California Health Facs. Fin. Auth. Revenue:
1,000	M	Children's Hospital Los Angeles 5.125% 7/1/2031		1,132,570
500	M	Stanford Hospital 5.25% 11/15/2031		581,660
		California Statewide Communities Dev. Auth. Revenue:
1,000	M	St. Joseph's 5.125% 7/1/2024		1,120,510
500	M	Sutter Health 5.5% 8/15/2026		589,265
				3,424,005
		Lease-6.8%
		California State Public Works Lease Revenue:
500	M	5% 12/1/2029		584,330
1,000	M	5.5% 11/1/2030		1,220,070
1,000	M	Los Angeles Mun. Impt. Corp. Lease Rev. 5.5% 4/1/2028		1,150,740
360	M	San Mateo Joint Powers Auth. Lease Rev. 6.5% 7/1/2015		365,098
				3,320,238
		Other Revenue-1.1%
500	M	Sacramento Area Flood Control Agency 5.5% 10/1/2028		562,980
		Other Tax-7.9%
480	M	Long Beach Fing. Auth. Rev. 6% 11/1/2017		501,749
1,000	M	Riverside County Trans. Commission Sales Tax Rev.
		5% 6/1/2032		1,158,790
1,000	M	San Joaquin County Trans. Auth. Sales Tax 5.75% 3/1/2028		1,210,030
1,000	M	West Contra Costa Healthcare COP 5.375% 7/1/2024		1,003,240
				3,873,809
		Pre-Refunded/Escrowed-to-Maturity-4.8%
1,000	M	California Hlth. Facs. Fing. Auth. Rev. 6.5% 10/1/2018 (a)		1,191,940
1,000	M	San Bernardino Cmnty. College District 6.5% 8/1/2018 (a)		1,183,890
				2,375,830
		State General Obligation-9.4%
		California State Various Purpose:
1,000	M	5% 9/1/2031		1,168,830
2,000	M	5% 4/1/2037		2,293,340
1,000	M	5% 9/1/2042		1,151,450
				4,613,620
		Toll & Turnpike-2.3%
1,000	M	Bay Area Toll Auth. Toll Bridge Rev. 5% 4/1/2032		1,151,290
		Transportation-2.4%
1,000	M	San Francisco Muni. Transportation Agy. Rev. 5% 3/1/2032		1,156,760
		Water/Sewer-13.3%
750	M	Bakersfield Wastewater Rev. 5% 9/15/2028		823,530
400	M	East Bay Mun. Util. Dist. Wtr. Sys. Rev. 5% 6/1/2032		486,064
1,000	M	Los Angeles Wastewater System Rev. 5% 6/1/2027		1,168,980
500	M	Metropolitan Water Dist. So. Cal. 5% 7/1/2029		576,920
1,000	M	Mojave Water Agency COP 5.5% 6/1/2029		1,139,160
1,000	M	San Diego County Water Authority 5% 5/1/2033		1,179,270
1,000	M	San Francisco City & Cnty. Pub. Util. Commission 5% 11/1/2035		1,144,590
				6,518,514
Total Value of Municipal Bonds (cost $43,801,169)			100.3%	49,251,093
Excess of Liabilities Over Other Assets			(.3)	(132,218)
Net Assets			100.0%	$ 49,118,875

At March 31, 2015, the cost of municipal investments for federal income tax purposes was
$43,801,169. Accumulated net unrealized appreciation on investment was $5,449,924.
consisting of $5,451,584 gross unrealized appreciation and $1,660 gross unrealized depreciation.

Portfolio of Investments (unaudited)
CONNECTICUT TAX EXEMPT FUND
March 31, 2015

Principal
Amount		Security		Value
		MUNICIPAL BONDS-99.5%
		Appropriation-11.8%
$1,000	M	Capital City Econ. Dev. Auth. Pkg. & Energy Fee Rev.
		5.75% 6/15/2034		$ 1,129,850
1,000	M	Connecticut State Hlth. & Educ. Facs. Auth. Rev.
		(State Supported Child Care) 5% 7/1/2028		1,122,250
1,750	M	Connecticut State Hsg. Fin. Auth. 5% 6/15/2024		1,905,348
				4,157,448
		Education-19.1%
		Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Connecticut College 5% 7/1/2041		1,105,960
1,000	M	Loomis Chafee School 5% 7/1/2030		1,100,730
1,000	M	Quinnipiac University 5.75% 7/1/2033		1,131,410
1,000	M	Salisbury School 5% 7/1/2028		1,109,430
1,000	M	Wesleyan University 5% 7/1/2035		1,146,640
1,000	M	University of Connecticut 4.75% 2/15/2029		1,112,130
				6,706,300
		Electric-1.6%
500	M	Connecticut St. Transmission Muni. Elec. Energy Rev.
		5% 1/1/2030		564,580
		General Obligation-16.6%
1,000	M	Bridgeport 5% 12/1/2023		1,071,290
750	M	Hamden 5% 8/15/2034		833,325
1,000	M	Hartford 5% 4/1/2031		1,123,080
1,500	M	New Haven 5% 3/1/2026		1,669,110
1,000	M	Waterbury 5% 12/1/2032		1,153,250
				5,850,055
		Health Care-5.7%
		Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
500	M	Ascension Health Credit Group 5% 11/15/2040		559,795
500	M	Lawrence & Memorial Hospital 5% 7/1/2031		554,325
		Middlesex Hospital:
350	M	5% 7/1/2026		389,823
460	M	5% 7/1/2027		509,432
				2,013,375
		Lease-1.5%
500	M	Puerto Rico Pub. Bldgs. Auth. Rev. 6% 7/1/2028		519,275
		Other Tax-6.3%
		Connecticut State Special Tax Obligation Rev. Trans. Infrastructure:
1,000	M	5% 11/1/2025		1,126,080
1,000	M	5% 8/1/2027		1,093,280
				2,219,360
		Pre-Refunded/Escrowed-to-Maturity-17.5%
		Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Child Care Facilities Program 6% 7/1/2018 (a)		1,161,050
1,000	M	Renbrook School 5% 7/1/2017 (a)		1,098,060
1,000	M	Westminster School 5% 7/1/2017 (a)		1,098,060
1,000	M	William W. Backus Hospital 5% 7/1/2018 (a)		1,131,190
		Yale-New Haven Hospital:
500	M	5% 7/1/2016 (a)		529,005
500	M	5.25% 7/1/2020 (a)		600,470
525	M	South Windsor 5% 2/15/2016 (a)		546,808
				6,164,643
		State General Obligation-5.0%
		Connecticut State:
500	M	5% 3/15/2031		587,860
1,000	M	5% 11/1/2031		1,161,340
				1,749,200
		Water/Sewer-14.4%
1,155	M	Greater New Haven Wtr. Pollution Control 5% 8/15/2030		1,351,731
		Hartford Cnty. Met. Dist. Clean Wtr. Project Revenue:
1,000	M	5% 4/1/2036		1,137,610
500	M	5% 11/1/2042		581,385
1,000	M	South Central Connecticut Regl. Wtr. Auth. Rev. 5.25% 8/1/2029		1,108,450
750	M	Stamford Water Pollution Control Sys. Rev. 5.5% 8/15/2038		881,205
				5,060,381
Total Value of Municipal Bonds (cost $31,980,954)			99.5%	35,004,617
Other Assets, Less Liabilities			.5	186,045
Net Assets			100.0%	$ 35,190,662

At March 31, 2015, the cost of municipal investments for federal income tax purposes was
$31,980,954. Accumulated net unrealized appreciation on investment was $3,023,663, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
MASSACHUSETTS TAX EXEMPT FUND
March 31, 2015

Principal
Amount		Security		Value
		MUNICIPAL BONDS-96.3%
		Education-36.1%
$510	M	Massachusetts Edl. Fing. Auth. Ed. Ln. Revenue 6% 1/1/2028		$ 543,558
1,000	M	Massachusetts State College Building Auth. 5% 5/1/2035		1,144,310
		Massachusetts State Dev. Fin. Agy. Revenue:
1,000	M	Boston University 5.6% 10/1/2035		1,173,740
1,000	M	Lesley University 5.25% 7/1/2033		1,139,540
425	M	MCPHS University 5% 7/1/2037		492,592
500	M	Phillips Academy 5% 9/1/2038		580,740
		Massachusetts State Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Berklee College of Music 5% 10/1/2037		1,090,210
1,000	M	Harvard University 5.5% 11/15/2036		1,157,220
1,000	M	University of Massachusetts Bldg. Auth. Proj. Rev. 5% 11/1/2039		1,142,010
				8,463,920
		General Obligation-8.2%
500	M	Quincy 5% 12/1/2028		579,795
1,000	M	Revere Mun. Purpose Loan 5% 4/1/2033		1,118,150
215	M	Worcester 5.5% 8/15/2017		215,948
				1,913,893
		Health Care-4.8%
1,000	M	Massachusetts State Hlth. & Educ. Facs. Auth. Rev. 5.375% 2/1/2027		1,121,360
		Housing-4.6%
1,000	M	Massachusetts State Hsg. Fin. Agy. Rev. 5.25% 12/1/2035		1,087,430
		Other Revenue-4.8%
1,000	M	Massachusetts Bay Trans. Auth. Rev. 5% 7/1/2028		1,119,910
		Other Tax-9.9%
1,000	M	Massachusetts State Sch. Bldg. Auth. Sales Tax Rev. 5% 10/15/2032		1,166,540
1,000	M	Massachusetts State Trans. Accelerated Brdg. Prog. 5% 6/1/2036		1,155,560
				2,322,100
		Pre-Refunded/Escrowed-to-Maturity-4.9%
1,000	M	Massachusetts State Dev. Fin. Agy. Rev. 5.75% 9/1/2018 (a)		1,157,980
		State General Obligation-5.7%
1,000	M	Massachusetts State 5.5% 8/1/2030		1,330,240
		Toll & Turnpike-4.9%
1,000	M	Massachusetts State Dept. of Trans. 5% 1/1/2035		1,139,650
		Water/Sewer-12.4%
500	M	Boston Water & Sewer Commission Rev. 5% 11/1/2030		582,845
1,000	M	Massachusetts State Water Res. Auth. 5% 8/1/2031		1,166,440
1,000	M	Springfield Water & Sewer Comm. Rev. 5.75% 10/15/2025		1,153,780
				2,903,065
Total Value of Municipal Bonds (cost $19,894,667)			96.3%	22,559,548
Other Assets, Less Liabilities			3.7	864,930
Net Assets			100.0%	$ 23,424,478

At March 31, 2015, the cost of municipal investments for federal income tax purposes was
$19,894,667. Accumulated net unrealized appreciation on investments was $2,664,881, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
MICHIGAN TAX EXEMPT FUND
March 31, 2015

Principal
Amount		Security		Value
		MUNICIPAL BONDS-99.0%
		Combined Utility-2.8%
$500	M	Lansing Brd. Wtr. & Lt. Utility Sys. Revenue 5% 7/1/2029		$ 575,075
		Education-8.3%
1,000	M	Ferris State University 5% 10/1/2028		1,108,700
500	M	Western Michigan University 5.25% 11/15/2033		572,225
				1,680,925
		Electric-8.8%
500	M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022		660,485
1,000	M	Wyandotte Electric Rev. 5.25% 10/1/2028		1,121,270
				1,781,755
		General Obligation-17.8%
1,000	M	Genesee County Sewer Disp. Sys. 5% 11/1/2025		1,113,120
1,000	M	Goodrich Area School District 5.5% 5/1/2032		1,179,440
250	M	Mattawan Consolidated School District 5% 5/1/2039		285,505
1,000	M	Wayne Charter County Capital Improvement 5% 2/1/2030		1,031,890
				3,609,955
		Health Care-5.7%
1,000	M	Kent Hosp. Fin. Auth. Rev. 5% 11/15/2029		1,148,390
		Lease-5.7%
1,000	M	Michigan St. Building Auth. Revenue 5.25% 10/15/2025		1,156,250
		Other Tax-13.6%
500	M	Detroit Distributable State Aid 5% 11/1/2030		534,845
1,000	M	Michigan Municipal Bond Auth. Revenue 5% 10/1/2029		1,140,750
1,000	M	Michigan St. Financial Auth. Revenue 5% 7/1/2039		1,091,170
				2,766,765
		Pre-Refunded/Escrowed-to-Maturity-11.0%
1,000	M	Michigan St. Hosp. Fin. Auth. Rev. 6.25% 12/1/2018 (a)		1,186,870
1,000	M	Troy City School District 5% 5/1/2016 (a)		1,051,410
				2,238,280
		State General Obligation-5.6%
1,000	M	Michigan State 5% 11/1/2022		1,136,960
		Water/Sewer-19.7%
1,000	M	Detroit Sewer Disposal Revenue 7.5% 7/1/2033		1,207,990
1,000	M	Detroit Water Supply System Revenue 5.5% 7/1/2027		1,104,580
1,000	M	Grand Rapids Water Supply 5% 1/1/2029		1,119,370
500	M	Saginaw Water Supply System Revenue 5% 7/1/2031		556,050
				3,987,990
Total Value of Municipal Bonds (cost $17,869,348)			99.0%	20,082,345
Other Assets, Less Liabilities			1.0	203,769
Net Assets			100.0%	$ 20,286,114

At March 31, 2015, the cost of municipal investments for federal income tax purposes was
$17,869,348. Accumulated net unrealized appreciation on investment was $2,212,997, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
MINNESOTA TAX EXEMPT FUND
March 31, 2015

Principal
Amount		Security		Value
		MUNICIPAL BONDS-99.1%
		Airport-2.4%
$500	M	Minneapolis & St. Paul Met. Arpts. Comm. Arprt. Revenue 5% 1/1/2026		$ 536,325
		Appropriation-6.6%
1,000	M	Minnesota St. Gen. Fund Rev. 5% 3/1/2029		1,166,850
250	M	Minnesota St. Hsg. Fin. Agy. Rev. 5% 8/1/2035		291,095
				1,457,945
		Education-14.3%
750	M	Minnesota State Colleges & Univ. Rev. 5% 10/1/2031		860,873
		Minnesota State Higher Ed. Facs. Auth. Revenue:
500	M	Carleton College 5% 1/1/2028		548,810
250	M	Gustavus Adolfus College 5% 10/1/2031		281,980
500	M	Macalester College 5% 6/1/2035		579,930
250	M	University of St. Thomas 5.25% 4/1/2039		268,457
		University of Minnesota:
250	M	5.25% 12/1/2030		297,185
250	M	5% 1/1/2039		292,200
				3,129,435
		Electric-8.9%
250	M	Minnesota St. Municipal Pwr. Agy. Elec. Rev. 5.25% 10/1/2035		286,923
		Northern Minnesota Municipal Pwr. Agy. Elec. Sys. Revenue:
500	M	5% 1/1/2021		550,665
500	M	5% 1/1/2026		549,805
500	M	Southern Minnesota Municipal Pwr. Agy. Supply Sys. Rev. 5.25% 1/1/2030		557,835
				1,945,228
		General Obligation-23.8%
500	M	Bemidji 5% 2/1/2028		574,855
500	M	Dakota Cnty. Cmnty. Dev. Agy. 5% 1/1/2026		544,240
700	M	Fairmont Ind. Sch. Dist. #2752, 5% 2/1/2026		791,147
500	M	Fergus Falls Ind. Sch. Dist. #544, 5% 1/1/2024		551,955
		Hennepin County:
500	M	5% 12/1/2025		537,555
250	M	5% 12/1/2039		291,075
750	M	Kasson & Mantorville Ind. Sch. Dist. #204, 5% 2/1/2024		819,960
500	M	Scott County 5% 12/1/2023		552,445
500	M	St. Louis County 5% 12/1/2023		552,770
				5,216,002
		Health Care-19.1%
500	M	Center City Health Care Facs. Rev. 5% 11/1/2044		562,120
		Minneapolis Health Care Sys. Revenue:
500	M	5.5% 5/15/2017		502,115
500	M	6.5% 11/15/2038		585,230
750	M	Minnesota St. Agric. & Econ. Dev. Brd. Rev. Health Care 5% 2/15/2030		840,240
		St. Cloud Health Care Revenue:
250	M	5.125% 5/1/2030		280,505
500	M	5.375% 5/1/2031		556,695
750	M	St. Paul Hsg. & Redev. Auth. Health Care Rev. 5.25% 11/15/2029		856,822
				4,183,727
		Housing-4.9%
		Minnesota State Housing Finance Agency:
140	M	Multi-Family Hsg. 5.05% 7/1/2034		147,791
		Rental Hsg. Revenue:
250	M	5% 8/1/2030		268,087
300	M	5.05% 8/1/2031		323,826
220	M	5% 8/1/2033		239,351
100	M	Single-Family Hsg. Rev. 5.9% 7/1/2028		103,850
				1,082,905
		Lease-5.6%
600	M	Blue Earth Cnty. Econ. Dev. Lease Rev. 5% 12/1/2027		662,826
250	M	Minnesota State Housing Finance Agency
		(Nonprofit Hsg. Rev.) 5% 8/1/2031		284,820
250	M	Minnetonka Indpt. Sch. Dist. #276 COP 5% 3/1/2029		281,130
				1,228,776
		Other Tax-6.7%
300	M	Minneapolis Dev. Rev. Ltd. Tax Supported 6.25% 12/1/2030		363,006
1,000	M	Minnesota State 911 Rev. 5% 6/1/2024		1,114,900
				1,477,906
		Pre-Refunded/Escrowed-to-Maturity-3.0%
500	M	New Brighton 5% 2/1/2017 (a)		537,135
100	M	University of Minnesota 5.75% 7/1/2017		111,432
				648,567
		State General Obligation-3.8%
		Minnesota State:
500	M	5% 6/1/2022		562,025
245	M	5% 8/1/2026		269,275
				831,300
Total Value of Municipal Bonds (cost $19,656,287)			99.1%	21,738,116
Other Assets, Less Liabilities			.9	202,500
Net Assets			100.0%	$ 21,940,616

At March 31, 2015, the cost of municipal investments for federal income tax purposes was
$19,656,287. Accumulated net unrealized appreciation on investment was $2,081,829, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
NEW JERSEY TAX EXEMPT FUND
March 31, 2015

Principal
Amount		Security		Value
		MUNICIPAL BONDS-99.4%
		Appropriation-15.1%
$1,000	M	Garden St. Preservation Tr. Open Space & Farmland
		5.75% 11/1/2028		$ 1,280,510
1,000	M	New Jersey Economic Dev. Auth. Rev. 5.5% 12/15/2029		1,105,950
		New Jersey State Health Care Facs. Fing. Auth. Rev.
		Hospital Asset Transformation Program:
1,000	M	5% 10/1/2028		1,101,990
1,000	M	5.75% 10/1/2031		1,149,460
		New Jersey St. Trans. Trust Fund Auth. Trans. Sys. Revenue:
1,000	M	5.5% 12/15/2020		1,171,780
500	M	5.25% 6/15/2036		539,140
1,000	M	5.5% 12/15/2038		1,145,020
				7,493,850
		Education-13.6%
		New Jersey Educational Facilities Auth. Revenue:
1,000	M	Montclair St. University 5% 7/1/2039		1,164,850
1,000	M	New Jersey City University 5% 7/1/2028		1,109,460
1,000	M	Princeton University 5% 7/1/2034		1,155,410
		Rowan University:
1,000	M	5% 7/1/2025		1,114,850
1,000	M	5% 7/1/2026		1,112,830
1,000	M	New Jersey State Higher Education Assistance Auth. Loan Rev.
		5.625% 6/1/2030		1,118,480
				6,775,880
		General Obligation-24.3%
1,750	M	Atlantic City Board of Education 6.1% 12/1/2015		1,814,908
1,000	M	Bayonne 5.25% 7/1/2027		1,128,690
1,000	M	Bergen County Impt. Auth. 5% 2/15/2039		1,163,210
1,000	M	Cumberland County Impt. Auth. Rev. Solid Waste Sys. 5.125% 1/1/2025		1,071,550
1,000	M	Elizabeth 5.25% 4/15/2027		1,148,580
1,000	M	Essex County Impt. Auth. Rev. 5.5% 10/1/2027		1,302,190
1,000	M	Hudson County Impt. Auth. Pkg. Rev. 5.125% 1/1/2034		1,119,640
1,000	M	Jersey City 5% 1/15/2026		1,115,680
1,000	M	Monmouth County Impt. Auth. Rev. 5% 1/15/2029		1,149,030
415	M	Montclair Twp. 5% 1/1/2037		477,752
500	M	Sparta Twp. Board of Education 5% 2/15/2036		579,325
				12,070,555
		Health Care-6.7%
		New Jersey State Health Care Facs. Fing. Auth. Revenue:
2,000	M	Hackensack University Med. Ctr. 5.25% 1/1/2031		2,179,200
1,000	M	Virtua Health 5.5% 7/1/2038		1,127,090
				3,306,290
		Housing-6.8%
925	M	New Jersey State Hsg. & Mtg. Fin. Agy. Rev.
		6.375% 10/1/2028		961,408
2,000	M	Newark Hsg. Auth. Rev. (South Ward Police Facility)
		6.75% 12/1/2038		2,399,040
				3,360,448
		Industrial Development Revenue/Pollution Control Revenue-4.1%
1,665	M	Cape May County Indl. Poll. Cntl. Fin. Auth. 6.8% 3/1/2021		2,041,656
		Lease-7.0%
1,000	M	Hudson County Impt. Auth. Lease Rev. 5.375% 10/1/2024		1,230,360
		New Jersey State COP Equip. Lease Purchase Revenue:
1,000	M	5.25% 6/15/2027		1,117,390
1,000	M	5.25% 6/15/2028		1,121,190
				3,468,940
		Other Tax-1.6%
710	M	New Jersey Environmental Infrastructure Trust 5% 9/1/2027		796,925
		Pre-Refunded/Escrowed-to-Maturity-5.7%
1,010	M	Atlantic County Impt. Auth. Lux. Tax 7.4% 7/1/2016		1,056,571
650	M	Cape May County Bridge Commission 5% 6/1/2015 (a)		655,265
1,000	M	Middlesex County Impt. Auth. Lease Rev. 5% 12/15/2018 (a)		1,144,430
				2,856,266
		State General Obligation-2.1%
1,000	M	Puerto Rico Commonwealth 6% 7/1/2028		1,048,100
		Toll & Turnpike-6.9%
1,000	M	Delaware River Port Authority of Pennsylvania & New Jersey 5% 1/1/2030		1,153,700
		New Jersey St. Turnpike Auth. Revenue:
1,000	M	5% 1/1/2029		1,147,020
1,000	M	5% 1/1/2031		1,123,680
				3,424,400
		Transportation-3.2%
350	M	Delaware River Joint Toll Bridge Commission 5% 7/1/2031 (c)		410,011
1,000	M	Port Auth. of New York & New Jersey 5% 10/15/2031		1,156,570
				1,566,581
		Water/Sewer-2.3%
1,000	M	Passaic Valley Wtr. Commission 5% 12/15/2029		1,163,620
Total Value of Municipal Bonds (cost $44,308,450)			99.4%	49,373,511
Other Assets, Less Liabilities			.6	305,788
Net Assets			100.0%	$ 49,679,299

At March 31, 2015, the cost of municipal investments for federal income tax purposes was
$44,308,450. Accumulated net unrealized appreciation on investment was $5,065,061, consisting of $5,078,166 gross unrealized appreciation and $13,105 gross unrealized depreciation.

Portfolio of Investments (unaudited)
NEW YORK TAX EXEMPT FUND
March 31, 2015

Principal
Amount		Security		Value
		MUNICIPAL BONDS-98.6%
		Appropriation-8.5%
$2,000	M	Hudson Yards Infra. Corp. Rev. 5.75% 2/15/2047		$ 2,333,040
1,000	M	New York City Transitional Fin. Auth. Bldg. Aid Rev. 5% 7/15/2033		1,158,740
		New York State Dormitory Authority Revenue:
3,000	M	City University 6% 7/1/2020		3,546,990
1,000	M	Mental Health Services 5% 2/15/2033		1,113,580
1,500	M	State University 5.25% 5/15/2021		1,798,545
2,600	M	Syracuse Indl. Dev. Agy. Sch. Fac. Rev. 5% 5/1/2027		2,976,246
				12,927,141
		Education-15.6%
500	M	Albany Indl. Dev. Agy. Civic Fac. Rev. 5.5% 5/1/2032		579,935
1,000	M	Canton Capital Resource Corp. Student Hsg. Fac. Rev.
		5% 5/1/2030		1,121,870
		New York State Dormitory Authority Revenue:
2,350	M	Colgate University 6% 7/1/2021		2,750,840
1,000	M	Columbia University 5% 10/1/2041		1,151,180
3,000	M	Cornell University 5% 7/1/2040		3,454,440
1,000	M	Fordham University 5% 7/1/2028		1,153,420
		New York University:
1,610	M	6% 7/1/2018		1,860,870
2,000	M	5% 7/1/2030		2,334,060
1,000	M	5% 7/1/2037		1,151,870
1,200	M	Pratt Institute 5% 7/1/2034		1,290,576
500	M	Skidmore College 5% 7/1/2027		579,905
1,000	M	St. John's University 5% 7/1/2024		1,092,940
3,500	M	The New School 5.5% 7/1/2043		4,058,320
1,000	M	Onondaga County Cultural Resource Rev. 5% 12/1/2030		1,171,580
				23,751,806
		Electric-4.7%
		Long Island Power Auth. Elec. Revenue:
5,000	M	5.5% 5/1/2033		5,820,950
1,200	M	5% 9/1/2044		1,346,376
				7,167,326
		General Obligation-16.2%
5,000	M	Erie County Indl. Dev. Agy. 5.75% 5/1/2026		5,501,400
1,000	M	Monroe County 5% 6/1/2029		1,101,850
4,465	M	Nassau County 5% 10/1/2029		5,029,465
1,000	M	New York City 5% 8/1/2034		1,169,180
		New York State Dormitory Authority Revenue:
5,520	M	Albany Public Library 5% 7/1/2030		5,728,932
1,000	M	Master Boces Program 5% 8/15/2028		1,125,330
		School Districts Financing Program:
1,000	M	Albany 5% 10/1/2031		1,136,680
3,400	M	Croton Hudson 5.625% 10/1/2029		3,954,132
				24,746,969
		Health Care-1.7%
625	M	Dutchess Cnty. Indl. Dev. Agy. Civic Fac. Rev. 5.5% 4/1/2030		729,531
		New York State Dormitory Authority Revenue (NYSARC):
1,140	M	5% 7/1/2025		1,311,764
500	M	6% 7/1/2036		570,555
				2,611,850
		Housing-2.1%
1,000	M	Buffalo & Erie Cnty. Indl. Dev. Corp. Rev. 6% 10/1/2031		1,189,150
1,840	M	New York City Hsg. Dev. Corp. Rev. (Multi-Family Hsg. Rev.)
		5% 11/1/2026		2,020,817
				3,209,967
		Lease-3.8%
		New York City Indl. Dev. Agy. Revenue:
1,250	M	Queens Baseball Stadium Pilot 6.125% 1/1/2029		1,437,787
1,000	M	Yankee Stadium Pilot 7% 3/1/2049		1,193,630
2,500	M	New York State Dormitory Authority Rev. (Court Facs. Lease)
		5.5% 5/15/2027		3,241,025
				5,872,442
		Other Tax-20.0%
5,000	M	JPMorgan Chase Putters 7.944% 12/15/2024 (b)		6,259,400
1,000	M	Metropolitan Trans. Auth. Dedicated Tax Fund Rev. 5% 11/15/2029		1,182,080
		New York City Transitional Fin. Auth. Revenue:
2,500	M	5% 2/1/2028		2,904,800
1,000	M	5% 11/1/2033		1,161,150
3,000	M	5% 11/1/2038		3,435,930
		New York State Dormitory Authority Revenue:
		Personal Income Tax Revenue:
2,500	M	5% 3/15/2026		2,856,350
3,000	M	5.75% 3/15/2036		3,491,130
6,025	M	Sales Tax Revenue 5% 3/15/2038		6,998,408
2,000	M	New York State Urban Corp. Dev. Corp. Rev. 5% 12/15/2027		2,203,680
				30,492,928
		Pre-Refunded/Escrowed-to-Maturity-9.0%
3,000	M	Nassau Cnty. Swr. & Storm Wtr. Fin. Auth. 5.375% 11/1/2018 (a)		3,465,570
235	M	New York State Dormitory Authority Rev. (Judicial Facs. Lease)
		7.375% 7/1/2016		246,687
4,750	M	New York State Thruway Auth. 5% 7/1/2015 (a)		4,807,475
5,000	M	Suffolk County Water Auth. Rev. 6% 6/1/2017		5,313,800
				13,833,532
		Transportation-10.6%
		Metropolitan Trans. Auth. New York Revenue:
5,000	M	5% 11/15/2029		5,828,050
1,000	M	5% 11/15/2031		1,070,310
3,110	M	New York State Thruway Authority Rev.
		Highway & Bridge Trust Fund Auth. 5% 4/1/2027		3,434,841
5,000	M	Port Authority of New York & New Jersey 5% 10/15/2031		5,782,850
				16,116,051
		Water/Sewer-6.4%
		New York City Muni. Wtr. Fin. Auth. Revenue:
2,750	M	6% 6/15/2021		3,474,460
2,000	M	5% 6/15/2032		2,295,220
1,000	M	6% 6/15/2036		1,157,610
1,000	M	5% 6/15/2043		1,132,700
1,500	M	Upper Mohawk Valley Regl. Fin. Auth. 6.25% 4/1/2029		1,726,050
				9,786,040
Total Value of Municipal Bonds (cost $133,438,385)			98.6%	150,516,052
Other Assets, Less Liabilities			1.4	2,209,200
Net Assets			100.0%	$ 152,725,252

At March 31, 2015, the cost of municipal investments for federal income tax purposes was
$133,438,385. Accumulated net unrealized appreciation on investment was $17,077,667, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
NORTH CAROLINA TAX EXEMPT FUND
March 31, 2015

Principal
Amount		Security		Value
		MUNICIPAL BONDS-99.0%
		Combined Utility-11.4%
$1,000	M	Concord Utilities Sys. Rev. 5% 12/1/2027		$ 1,116,800
1,000	M	Raleigh Comb. Enterprise Sys. Rev. 5% 3/1/2030		1,148,540
				2,265,340
		Education-5.6%
1,000	M	University of North Carolina Sys. Pool Rev. 5% 10/1/2025		1,116,310
		Electric-2.7%
500	M	North Carolina Eastern Municipal Power Agency Rev.
		6% 1/1/2019		542,955
		Health Care-16.9%
1,000	M	Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.
		5.25% 1/15/2034		1,118,660
1,000	M	Nash Health Care Sys. Rev. 5.5% 11/1/2026		1,125,230
1,000	M	New Hanover Cnty. Hosp. Rev. 5% 10/1/2027		1,122,530
				3,366,420
		Lease-25.3%
1,000	M	Charlotte COP 5% 6/1/2029		1,117,570
1,000	M	Durham County COP 5% 6/1/2027		1,139,150
500	M	Harnett County COP 5% 6/1/2027		551,565
1,000	M	Monroe COP 5.5% 3/1/2034		1,139,250
1,000	M	Salisbury COP 5.625% 3/1/2026		1,126,920
				5,074,455
		Pre-Refunded/Escrowed-to-Maturity-17.2%
		Cabarrus County Certificate of Participation:
1,000	M	Cnty. Jail Lease 5.25% 6/1/2018 (a)		1,135,150
1,000	M	Installment Fing. Contract 5% 1/1/20219 (a)		1,142,670
1,000	M	Lincoln County 5.5% 6/1/2018 (a)		1,143,950
				3,421,770
		Toll & Turnpike-5.7%
1,000	M	North Carolina Tpk. Auth. Rev. 5.375% 1/1/2026		1,129,440
		Water/Sewer-14.2%
1,000	M	Buncombe County Enterprise Sys. Rev. 5% 7/1/2034		1,139,360
465	M	Dare County Utilities Sys. Rev. 5% 2/1/2031		532,885
1,000	M	Oak Island Enterprise Sys. Wastewater Rev. 6% 6/1/2034		1,169,640
				2,841,885
Total Market Value of Municipal Bonds (cost $17,427,308)			99.0%	19,758,575
Other Assets, Less Liabilities			1.0	192,241
Net Assets			100.0%	$ 19,950,816

At March 31, 2015, the cost of municipal investments for federal income tax purposes was
$17,427,308. Accumulated net unrealized appreciation on investment was $2,331,267, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
OHIO TAX EXEMPT FUND
March 31, 2015

Principal
Amount		Security		Value
		MUNICIPAL BONDS-98.2%
		Education-17.6%
$500	M	Kent State University Gen. Rcpts. 5% 5/1/2042		$ 558,305
500	M	Ohio St. Higher Educational Fac. Rev. (Univ. Dayton Proj.) 5.375% 12/1/2030		580,145
1,000	M	University of Akron General Receipts 5% 1/1/2028		1,142,090
500	M	University of Cincinnati 5% 6/1/2035		582,440
1,000	M	Youngstown State University General Receipts 5.25% 12/15/2029		1,119,480
				3,982,460
		General Obligation-23.3%
200	M	Adams County Valley Local School District 7% 12/1/2015		207,836
500	M	Defiance City School District 5% 12/1/2039		571,695
1,000	M	Franklin County 5% 12/1/2031		1,096,710
500	M	Jefferson County Jail Construction 5.75% 12/1/2019		557,525
1,000	M	Lebanon City School District 5.25% 12/1/2043		1,154,130
500	M	Madison Local School District Richland County 5% 12/1/2034		560,950
1,000	M	Wapakoneta City School District 5% 12/1/2025		1,113,250
				5,262,096
		Health Care-12.5%
500	M	Franklin County Hospital Facs. Rev. 5% 5/15/2030		579,795
1,000	M	Montgomery County Rev. 5.5% 5/1/2034		1,143,620
1,000	M	Ohio St. Higher Educational Fac. Rev. 5.25% 1/1/2033		1,094,670
				2,818,085
		Housing-1.2%
250	M	Ohio State Hsg. Fin. Agy. Residential Mtg. Revenue 6.125% 9/1/2028		261,687
		Lease-5.2%
1,000	M	Ohio State Capital Facs. Lease Rev. 5% 4/1/2027		1,164,390
		Other Revenue-5.1%
1,000	M	Summit County Port Auth. Rev. 5.375% 12/1/2030		1,160,290
		Pre-Refunded/Escrowed-to-Maturity-17.8%
500	M	American Mun. Power Rev. 5.375% 2/15/2019 (a)		579,775
1,000	M	Beavercreek County School District 5% 6/1/2019 (a)		1,155,960
660	M	Ohio State 5.375% 3/1/2018 (a)		384,285
		Richland County Correctional Facs. Improvement:
400	M	6% 12/1/2018 (a)		472,004
250	M	6.125% 12/1/2018 (a)		296,125
1,000	M	St. Mary's City School District 5% 6/1/2018 (a)		1,128,040
				4,016,189
		State General Obligation-3.3%
340	M	Ohio State 5.375% 9/1/2028		741,484
		Toll & Turnpike-2.1%
400	M	Ohio State Turnpike Commission 5% 2/15/2028		462,808
		Water/Sewer-10.1%
1,000	M	Northeast Regional Swr. District Rev. 5% 11/15/2038		1,147,070
1,000	M	Toledo Waterworks Rev. 5% 11/15/2038		1,140,090
				2,287,160
Total Value of Municipal Bonds (cost $19,953,695)			98.2%	22,156,649
Other Assets, Less Liabilities			1.8	414,454
Net Assets			100.0%	$ 22,571,103

At March 31, 2015, the cost of municipal investments for federal income tax purposes was
$19,953,695. Accumulated net unrealized appreciation on investment was $2,202,954, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
OREGON TAX EXEMPT FUND
March 31, 2015

Principal
Amount		Security		Value
		MUNICIPAL BONDS-97.8%
		Airport-4.5%
		Port of Portland Airport Revenue:
$1,000	M	5% 7/1/2029		$ 1,129,810
1,000	M	5% 7/1/2035		1,165,700
				2,295,510
		Appropriation-1.3%
565	M	Home Forward Multi-Family Hsg. Rev. 5% 1/1/2029		654,197
		Education-4.6%
1,000	M	Oregon State Facs. Auth. Rev. (Reed College) 5% 7/1/2029		1,153,370
1,000	M	University of Oregon 5% 4/1/2045 (c)		1,166,040
				2,319,410
		Electric-4.5%
2,000	M	Eugene Electric Util. Rev. 5% 8/1/2038		2,281,260
		General Obligation-35.5%
		Beaverton School District #48J:
750	M	5% 6/1/2031		852,727
1,500	M	5.125% 6/1/2036		1,710,390
1,000	M	Central Oregon Community College District 5% 6/15/2030		1,152,490
1,000	M	Clackamas Community College District 5% 5/1/2024		1,050,530
1,000	M	Clackamas County School District #7J, 5.25% 6/1/2021		1,220,030
500	M	Clackamas County School District #62C, 5% 6/1/2039		570,565
		Jackson County School District #549C:
1,000	M	5% 12/15/2027		1,114,070
1,000	M	5% 6/15/2030		1,128,670
1,000	M	Linn County School District #55, 5.5% 6/15/2027		1,322,880
1,000	M	Multnomah County School District #3, 5% 6/30/2035		1,161,940
1,225	M	Newport Zero Coupon 6/1/2029		759,818
1,000	M	Polk Marion & Benton Cntys. School District #13J, 5% 6/15/2027		1,140,170
500	M	Redmond Terminal Expansion Project 5% 6/1/2034		557,355
1,500	M	Salem 5% 6/1/2028		1,706,595
1,000	M	Umatilla County School District #16, 5% 6/15/2033		1,179,180
600	M	Washington and Clackamas Cntys. School District #23,
		5.25% 6/1/2016		634,812
1,000	M	Washington County School District #15 Zero Coupon 6/15/2023		832,740
				18,094,962
		Health Care-8.9%
1,000	M	Deschutes County Hosp. Facs. Rev. 5.375% 1/1/2035		1,086,190
1,000	M	Medford Hosp. Facs. Auth. Rev. 5.5% 8/15/2028		1,160,820
500	M	Ontario Hosp. Facs. Auth. Rev. 5% 12/1/2037		563,675
1,500	M	Oregon State Health Sciences Univ. Rev. 5% 7/1/2032		1,716,165
				4,526,850
		Housing-.7%
345	M	Oregon State Hsg. & Cmnty. Svcs. Dept. Mtg. Rev. 5.35% 7/1/2030		362,409
		Industrial Development Revenue/Pollution Control Revenue-1.1%
500	M	Port Morrow Pollution Ctl. Rev. 5% 5/1/2033		553,280
		Lease-3.0%
		Puerto Rico Pub. Bldgs. Auth. Govt. Facs. Revenue:
1,000	M	5.25% 7/1/2027		1,025,540
500	M	6% 7/1/2028		519,275
				1,544,815
		Other Tax-1.1%
500	M	Portland Urban Renewal & Redevelopment 5.25% 6/15/2030		562,040
		Pre-Refunded/Escrowed-to-Maturity-17.3%
1,000	M	Chemeketa Community College District 5% 6/15/2018 (a)		1,129,350
1,000	M	Clackamas & Washington Cntys. Sch. District #3, 5% 6/15/2019 (a)		1,157,170
1,000	M	Deschutes & Jefferson Cntys. School District #2J, 6% 6/15/2018 (a)		1,160,880
1,000	M	Oregon State Admin. Svcs. Lottery Rev. 5% 4/1/2018 (a)		1,121,410
2,000	M	Oregon State Department Trans. Hwy. User Tax Rev. 5% 11/15/2016 (a)		2,147,680
1,000	M	Tillamook & Yamhill Cntys. School District #101,
		5% 6/15/2015 (a)		1,009,960
1,000	M	Yamhill County School District #40, 5% 6/15/2017 (a)		1,096,090
				8,822,540
		State General Obligation-2.1%
1,000	M	Puerto Rico Commonwealth 5.375% 7/1/2025		1,049,640
		Water/Sewer-13.2%
500	M	Hermiston Wtr. & Swr. Sys. 5% 11/1/2034		586,380
750	M	Lane Cnty. Met. Wastewater 5.25% 11/1/2028		845,647
		Portland Sewer System Revenue:
1,000	M	4.75% 6/15/2025		1,108,500
1,000	M	5% 6/15/2027		1,054,020
500	M	Portland Water Sys. Rev. 5% 5/1/2034		569,825
2,195	M	Tigard Water Sys. Rev. 5% 8/1/2031		2,536,652
				6,701,024
Total Value of Municipal Bonds (cost $44,797,926)				49,767,937
		SHORT-TERM TAX EXEMPT INVESTMENTS-1.0%
500	M	Oregon State Facs. Auth. Rev.
		Adjustable Rate Note .27% (d) (cost $500,000)		500,000
Total Value of Municipal Investments (cost $45,297,926)			98.8%	50,267,937
Other Assets, Less Liabilities			1.2	626,235
Net Assets			100.0%	$ 50,894,172

At March 31, 2015, the cost of municipal investments for federal income tax purposes was
$45,297,926. Accumulated net unrealized appreciation on investment was $4,970,011 consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
PENNSYLVANIA TAX EXEMPT FUND
March 31, 2015

Principal
Amount		Security		Value
		MUNICIPAL BONDS-98.7%
		Airport-3.0%
$1,000	M	Philadelphia Airport Rev. 5.375% 6/15/2029		$ 1,089,720
		Appropriation-3.0%
1,000	M	Commonwealth Financing Auth. Rev. 5% 6/1/2031		1,117,250
		Education-4.7%
1,000	M	Northampton Cnty. Auth. Rev. 5.5% 11/15/2033		1,142,250
500	M	State Pub. Sch. Bldg. 5.5% 3/1/2031		587,080
				1,729,330
		General Obligation-36.4%
955	M	Beaver County 5.55% 11/15/2031		1,056,813
1,000	M	Centennial Bucks County School District 5.125% 12/15/2032		1,138,530
1,000	M	East Stroudsburg Area School District 5% 9/1/2029		1,099,980
1,000	M	Easton Area School District 5.2% 4/1/2028		1,108,420
1,000	M	Erie Parking Auth. Facs. Rev. 5.2% 9/1/2035		1,114,500
1,000	M	Methacton School District 6.375% 3/1/2024		1,151,390
1,000	M	Montour School District 5% 4/1/2038 (c)		1,140,290
1,000	M	Penn Delco School District 5% 6/1/2034		1,144,650
980	M	Philadelphia School District 6% 9/1/2038		1,117,641
1,000	M	Reading 6.25% 11/1/2033		1,105,310
1,000	M	Scranton School District 5% 7/15/2027		1,070,290
1,000	M	West Mifflin Area School District 5.375% 4/1/2028		1,120,650
				13,368,464
		Health Care-15.3%
1,000	M	Allegheny County Hosp. Dev. Auth. Rev. 5.375% 8/15/2029		1,138,740
1,000	M	Central Bradford Progress Auth. Hosp. Rev. 5.5% 12/1/2031		1,189,220
1,000	M	Geisinger Auth. Hlth. Systems Rev. 5.125% 6/1/2034		1,117,090
1,000	M	Penn. St. Higher Educ. Facs. Auth. Hlth. Rev. 5.5% 8/15/2018		1,139,910
500	M	Philadelphia Hosp. & Higher Educ. Facs. Rev. 5% 7/1/2032		566,635
430	M	Southcentral Gen. Auth. Rev. 6% 6/1/2025		478,796
				5,630,391
		Other Tax-4.8%
1,000	M	Allegheny County Port. Auth. Spl. Rev. 5.25% 3/1/2024		1,175,510
500	M	Pittsburgh & Allegheny Cnty. Regl. Asset Dist. 5% 2/1/2031		568,835
				1,744,345
		Pre-Refunded/Escrowed-to-Maturity-8.2%
275	M	Boyertown Area School District 5% 4/1/2015 (a)		275,000
860	M	Daniel Boone Area School District 5% 8/15/2018 (a)		973,941
1,000	M	Philadelphia 7% 7/15/2016 (a)		1,085,850
570	M	Southcentral Gen. Auth. Rev. 6% 6/1/2018 (a)		659,382
				2,994,173
		Toll & Turnpike-9.3%
		Pennsylvania State Turnpike Comm. Revenue:
1,000	M	6% 6/1/2028		1,136,230
1,000	M	5% 6/1/2029		1,129,100
1,000	M	5% 12/1/2030		1,137,470
				3,402,800
		Water/Sewer-14.0%
1,000	M	Bucks County Water & Sewer Auth. Rev. 5% 12/1/2035		1,134,740
1,000	M	Erie Water Auth. Rev. 5% 12/1/2031		1,126,150
500	M	North Penn Water Auth. Rev. 5% 11/1/2032		575,695
1,000	M	Philadelphia Water & Wastewater Rev. 5% 11/1/2028		1,161,820
1,000	M	Scranton Sewer Auth. Rev. 5.25% 12/1/2031		1,142,790
				5,141,195
Total Value of Municipal Bonds (cost $32,123,163)				36,217,668
		SHORT-TERM TAX EXEMPT INVESTMENTS-.7%
250	M	Pennsylvania State Turnpike Commission Rev.
		Adjustable Rate Note .57% (d) (cost $249,870)		250,645
Total Value of Municipal Investments (cost $32,373,033)			99.4%	36,468,313
Other Assets, Less Liabilities			.6	223,170
Net Assets			100.0%	$ 36,691,483

At March 31, 2015, the cost of municipal investments for federal income tax purposes was
$32,373,033. Accumulated net unrealized appreciation on investment was $4,095,280, solely consisting of unrealized appreciation.

Portfolio of Investments (unaudited)
VIRGINIA TAX EXEMPT FUND
March 31, 2015

Principal
Amount		Security		Value
		MUNICIPAL BONDS-97.2%
		Airport-5.5%
$1,000	M	Capital Regional Airport Rev. 5% 7/1/2024		$ 1,107,260
1,000	M	Metropolitan Washington, D.C. Airport Auth. Sys. Rev.
		5% 10/1/2026		1,146,760
				2,254,020
		Appropriation-7.8%
		Arlington Cnty. Indl. Dev. Auth. Revenue:
500	M	5% 2/15/2029		572,330
500	M	5% 2/15/2030		572,330
1,750	M	Virginia State Cmnwlth. Trans. Rev. 5% 5/15/2034		2,025,275
				3,169,935
		Combined Utility-4.1%
		Richmond Public Util. Revenue:
500	M	5% 1/15/2038		578,755
1,000	M	5% 1/15/2040		1,113,450
				1,692,205
		Education-8.0%
1,000	M	Lexington Indl. Dev. Auth. Educ. Facs. Rev. 5% 1/1/2043		1,125,250
500	M	Prince William Cnty. Indl. Dev. Auth. 5.5% 9/1/2034		586,335
350	M	University of Virginia 5% 6/1/2037		352,776
1,000	M	Virginia State College Bldg. Auth. Rev. 5% 2/1/2028 (c)		1,213,310
				3,277,671
		Electric-.3%
100	M	Louisa Indl. Dev. Auth. Poll. Ctl. Revenue .7% 11/1/2035 (d)		100,120
		General Obligation-18.3%
1,000	M	Danville 5% 8/1/2029		1,139,970
1,000	M	Hopewell 5.875% 7/15/2034		1,198,550
1,000	M	Norfolk 5% 8/1/2034		1,163,280
1,000	M	Portsmouth 5% 2/1/2035		1,157,550
500	M	Powhatan Cnty. 5% 1/15/2032		565,120
1,000	M	Suffolk 5% 6/1/2028		1,180,110
1,000	M	Waynesboro 5% 1/15/2034		1,062,730
				7,467,310
		Health Care-5.6%
1,000	M	Fairfax Cnty. Indl. Dev. Auth. Rev. 5.25% 5/15/2026		1,151,840
1,000	M	Norfolk Econ. Dev. Auth. Hlth. Care Facs. Rev. 5% 11/1/2043		1,132,550
				2,284,390
		Lease-11.9%
1,000	M	Fairfax Cnty. Econ Dev. Auth. Rev. 5% 3/1/2029		1,156,930
1,000	M	Roanoke Cnty. Econ. Dev. Auth. Lease Rev. 5% 10/15/2027		1,114,000
1,240	M	Virginia State Public Bldg. Auth. Rev. 5% 8/1/2031		1,459,331
1,000	M	Washington Cnty. Indl. Dev. Auth. Lease Rev. 5.25% 8/1/2030		1,132,210
				4,862,471
		Other Revenue-3.4%
		Virginia St. Res. Auth. Infrastructure Revenue:
730	M	5% 11/1/2029		835,777
505	M	5% 11/1/2033		565,519
				1,401,296
		Pre-Refunded/Escrowed-to-Maturity-23.7%
865	M	Bedford Cnty. Econ. Dev. Auth. Public Facs. Rev. 5.25% 5/1/2016 (a)		911,814
410	M	Hampton Roads Sanitation Dist. Wastewater Rev. 5% 4/1/2018 (a)		460,036
500	M	Hanover Cnty. 5.25% 1/15/2021 (a)		606,015
1,000	M	New Kent Cnty. Econ. Dev. Auth. Lease Rev. 5% 2/1/2017 (a)		1,079,710
770	M	Roanoke Indl. Dev. Auth. Hosp. Rev. Proj. 6.125% 7/1/2017		820,250
1,000	M	Stafford County Indl. Dev. Auth. Rev. 5.25% 8/1/2016 (a)		1,064,760
650	M	University of Virginia 5% 6/1/2015 (a)		655,233
1,000	M	Upper Occoquan Sewer Auth. Rev. 5% 7/1/2015 (a)		1,012,080
		Virginia State Public School Authority Revenue:
1,000	M	5% 8/1/2016 (a)		1,062,250
1,000	M	5% 8/1/2019 (a)		1,160,960
		Virginia St. Res. Auth. Infrastructure Revenue:
440	M	5% 11/1/2018 (a)		502,317
270	M	5% 11/1/2019 (a)		315,768
				9,651,193
		Transportation-2.8%
1,000	M	Washington, D.C. Met. Area Trans. Auth. Rev. 5.25% 7/1/2029		1,144,060
		Water/Sewer-5.8%
590	M	Hampton Roads Sanitation Dist. Wastewater Rev. 5% 4/1/2033		651,230
500	M	Hopewell Swr. Sys. Rev. 5% 7/15/2033		580,515
1,000	M	Norfolk Water Rev. 5% 11/1/2037		1,131,330
				2,363,075
Total Value of Municipal Bonds (cost $35,941,092)			97.2%	39,667,746
Other Assets, Less Liabilities			2.8	1,159,567
Net Assets			100.0%	$ 40,827,313

At March 31, 2015, the cost of municipal investments for federal income tax purposes was
$35,941,092. Accumulated net unrealized appreciation on investment was $3,726,654, consisting entirely of gross unrealized appreciation.

FOOTNOTES

(a) Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

(b) Inverse floating rate securities (see Note 3). Interest rates are determined and reset periodically and are the rates in effect at March 31, 2015.

(c) A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 2).

(d) Interest rates are determined and reset periodically by the issuer and are the rates in effect at March 31, 2015.

Summary of Abbreviations:

COP	Certificate of Participation
GO	General Obligation
ROLS	Reset Option Longs

1. Security Valuation-The municipal securities in which the Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily based upon valuations provided by a pricing service approved by the Trust's Board of Trustees ("the Board"). The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. If prices are not available or determined to be unreliable, the securities are valued at fair value as determined in good faith pursuant to procedures adopted by the Board

The Funds may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, the Funds may value the defaulted bond daily based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

In accordance with Accounting Standards Codification 820 "Fair Value Measurements and Disclosures" ("ASC 820"), investments held by the Funds are carried at "fair value". As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds' investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Municipal bonds are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized in Level 3. Short-term tax exempt investments are categorized in Level 2. Securities that are fair valued by the Valuation Committee of First Investors Management Company, Inc. ("FIMCO") may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of the unobservable valuation inputs.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Funds' investments as of March 31, 2015:

	Level 1	Level 2	Level 3
Investments in Municipal Bonds*:
Tax Exempt Income	-	$ 663,029,362	-
Tax Exempt Opportunities	-	267,970,973	-
California	-	49,251,093	-
Connecticut	-	35,004,617	-
Massachusetts	-	22,559,548	-
Michigan	-	20,082,345	-
Minnesota	-	21,738,116	-
New Jersey	-	49,373,511	-
New York	-	150,516,052	-
North Carolina	-	19,758,575	-
Ohio	-	22,156,649	-
Oregon	-	49,767,937	-
Pennsylvania	-	36,217,668	-
Virginia	-	39,667,746	-

Investments in Short-Term Tax Exempt Investments:
Oregon	-	$ 500,000	-
Pennsylvania	-	250,645	-

*The portfolio of Investments provides information on the industry categorization for the portfolio.

There were no transfers into or from Level 1 or Level 2 by the Funds for the period ended March 31, 2015. Transfers, if any, between Levels are recognized at the end of the reporting period.

2. Other- Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold, except for financial reporting purposes, which is trade date. Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregate assets for these transactions. Cost is determined, and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Bond premiums and discounts on securities are accreted or amortized using the interest method. Interest Income on zero coupon bonds is accrued daily at the effective interest rate. Estimated expenses are accrued daily.

3. Derivatives-The Funds may invest in derivatives such as futures contracts, options on futures contracts ("options"), inverse floating rate securities ("inverse floaters"), interest rate swap agreements ("swap agreements") and Municipal Market Data rate locks ("MMD Rate Locks") to increase income, hedge against changes in interest rates or enhance potential return.

The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for the purpose of hedging against changes in the value of a Fund's portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as "initial margin."

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund's obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the options or futures markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the Funds' adviser, First Investors Management Company, Inc. ("FIMCO") to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO's prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. At March 31, 2015, the Funds had no investments in futures contracts or options.

Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floater may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

The Funds may enter into transactions in which they transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The inverse floating rate securities issued in connection with the trusts give the Funds the right (1) to cause the holders of the floating rate notes to be tendered at par and (2) to transfer the fixed rate bond from the trusts to the Funds, thereby collapsing the trusts. The Funds account for these transactions as secured borrowings, with the fixed rate bonds remaining in the Funds' investment assets, and the related floating rate notes reflected as Fund liabilities under the caption "floating rate notes issued" in the Statements of Assets and Liabilities. The notes issued by the trusts have interest rates that generally reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Expenses of the trusts, including interest paid to holders of the floating rate notes, are included in the Statements of Operations. For the period ended March 31, 2015, the Funds had no investments in inverse floaters that were acquired through exchanges with trusts.

Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time. For example, two parties may agree to exchange interest payments on variable and fixed rate instruments. The Funds may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its bond portfolio. Swap agreements are marked-to-market daily based on valuations provided by a pricing service and changes in value, if any, are recorded as unrealized appreciation or depreciation in the Statements of Operations. Gains or losses are realized upon early termination of the swap agreements. Risks may exceed the amounts shown in the Statements of Assets and Liabilities. These risks include failure of the counterparty to perform under the contract's terms and the possible lack of liquidity with respect to the swap agreements. For the period ended March 31, 2015, the Funds had no investments in swap agreements.

An MMD Rate Lock permits a Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. MMD Rate Locks may be used for hedging purposes. There is no payment made or received at inception of the MMD Rate Lock. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to an MMD Rate Lock will be accrued on a daily basis and an amount of liquid assets that have an aggregate net asset value at least equal to the accrued excess will be maintained in a separate account by the Fund. In entering into MMD Rate Locks, there is a risk that municipal yields will move in the direction opposite the direction anticipated by a Fund. The use of MMD Rate Locks is a highly specialized activity that involves investment techniques and risks different than those associated with ordinary portfolio securities transactions. If the other party to an MMD Rate Lock defaults, a Fund's risk of loss consists of the amount of payments that the Fund contractually is entitled to receive. For the period ended March 31, 2015, the Funds had no investments in MMD Rate Locks.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in

Rule 30a-3(c) under the Investment Company Act of 1940, as amended)

are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940,

as amended)  that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax Exempt Funds

By /S/ WILLIAM LIPKUS

William Lipkus

President and Principal Executive Officer

Date: May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Tax Exempt Funds

By /S/ WILLIAM LIPKUS

William Lipkus

President and Principal Executive Officer

By /S/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: May 28, 2015